Intangible Assets, Net (Schedule Of Net Intangible Assets) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 109,252,000	$ 109,252,000
Accumulated amortization	(38,587,000)	(32,302,000)
Intangible assets, net	70,665,000	76,950,000
Expected useful lives	20
Total intangible amortization expense	6,300,000	6,700,000	7,400,000
Contracts And Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	104,700,000	104,700,000
Rights Of Way
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 4,552,000	$ 4,552,000